Revenue - Additional Information (Details) € in Thousands		1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 23, 2022 EUR (€)	Apr. 30, 2023 EUR (€)	Jul. 31, 2022 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€) Installment	Jan. 01, 2023 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Deferred revenue							€ 17,500
Increase (decrease) in deferred revenue liability				€ (300)
Additional deferred revenue				0
Current liabilities				38,335		€ 35,461		€ 9,880
Non-current liabilities				10,499		11,601		€ 111
Non refundable upfront payment			€ 115,000
Non refundable fee			€ 115,000
Upfront payment of payment obligation						115,000
Long term prepaid expenses				93		146
Total revenue				9,562	€ 93,500	97,500
Clinical Success Milestone Related to Phase 2b ROSE2 Clinical Trial
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Milestone payment received		€ 5,000
Deferred revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue				4,600
Menarini License
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Current liabilities				9,700
Non-current liabilities				2,900
Cost for development of products						€ 27,500
Number of annual installments of revenue partially contribution | Installment						2
Percentage of revenue from performance obligations satisfied or partially satisfied in previous periods						50.00%
Additional milestone payment upon achievement						€ 863,000
Cost incurred						3,100
Sales and marketing expense						2,500
Prepayments and other receivables						500
Long term prepaid expenses						100
Transaction price allocated to remaining performance obligations						27,500
Total revenue				9,600	93,500	97,500
License Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue				9,562	93,500
License Performance Obligation | License Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	€ 93,500			€ 5,000	€ 93,500	€ 93,500
Research and Development Performance Obligation
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of increase decrease in estimated costs						50.00%
Deferred revenue						€ 21,500
Research and Development Performance Obligation | Menarini License
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from performance obligations satisfied or partially satisfied in previous periods						1,200
Current liabilities						13,000
Research and Development Performance Obligation | License Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue						4,000
Non-current liabilities						€ 4,500